Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 626	$ 1,170	$ 881
Income before taxes and equity in undistributed earnings	7,540	10,263	11,171
Income tax expense	1,632	2,606	2,706
Net Income	5,908	7,657	8,465
Comprehensive Income, Net of Tax	5,934	10,721	3,066
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	4,574	4,377	4,216
Other interest income	11	10	9
Total Revenues	4,585	4,387	4,225
Expenses	313	346	267
Income before taxes and equity in undistributed earnings	4,272	4,041	3,958
Income tax expense	(103)	(114)	(88)
Income before equity in undistributed earnings	4,375	4,155	4,046
Equity in undistributed earnings of subsidiary	1,533	3,502	4,419
Net Income	5,908	7,657	8,465
Comprehensive Income, Net of Tax	$ 5,934	$ 10,721	$ 3,066